TRADE AND OTHER PAYABLES (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Trade and other payables [abstract]
Trade payables	$ 154.2	$ 153.9
Other payables	86.2	65.6
Trade and other current payables	$ 240.4	$ 219.5